Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Cash flows attributed to the UK banking business discontinued operation (Details) - GBP (£)
£ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows attributed to the UK banking business discontinued operation
Net cash from operating activities		£ 42,275	£ (110)	[1]	£ (2,148)	[1]
Net cash from investing activities		(8,192)	(6,471)	[1]	(33,646)	[1]
Net increase/(decrease) in cash and cash equivalents		33,811	(10,676)	[1]	(36,351)	[1]
Discontinued operations [member]
Cash flows attributed to the UK banking business discontinued operation
Net increase/(decrease) in cash and cash equivalents		0	0		(468)
UK Banking Business [member] | Barclays Bank UK PLC [member]
Cash flows attributed to the UK banking business discontinued operation
Net cash from operating activities	£ 0	0	0		(522)
Net cash from investing activities	0	0	0		54
Net increase/(decrease) in cash and cash equivalents	£ 0	£ 0	£ 0		£ (468)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.